Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares	Preferred shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive Income (loss)	Non-controlling Interest	Total
Balance at Dec. 31, 2016	$ 1		$ 10,037,469	$ (23,125,704)	$ 297,546		$ (12,790,688)
Balance, shares at Dec. 31, 2016	1
Capital contribution from C Media			31,782,216				31,782,216
Net loss				(6,810,454)			(6,810,454)
Foreign currency translation adjustment					90,671		90,671
Balance at Dec. 31, 2017	$ 1		41,819,685	(29,936,158)	388,217		12,271,745
Balance, shares at Dec. 31, 2017	1
Issuance of common shares	$ 1,854,126		(1,854,126)
Issuance of common shares, shares	185,412,599
Issuance of preferred shares		$ 10,000	(10,000)
Issuance of preferred shares, Shares		1,000,000
Adjustment due to the assets exchange	$ 16,849		177,880				194,729
Adjustment due to the assets exchange, Shares	1,684,999
Acquisition of Superengine	$ 122,200		59,877,800				60,000,000
Acquisition of Superengine, Shares	12,219,959
Capital contribution from C Media			2,114,575				2,114,575
Net loss				(11,927,536)			(11,927,536)
Foreign currency translation adjustment					447,246		447,246
Balance at Dec. 31, 2018	$ 1,993,176	$ 10,000	102,125,814	(41,863,694)	835,463		63,100,759
Balance, shares at Dec. 31, 2018	199,317,558	1,000,000
Issuance of common shares	$ 97,640		11,980,000				12,077,640
Issuance of common shares, shares	9,763,975
Issuance of preferred shares		$ 217,949	9,986,377				10,204,326
Issuance of preferred shares, Shares		21,794,872
Net loss				(31,513,178)		(438,033)	(31,951,211)
Foreign currency translation adjustment					536,611	4,878	541,489
Balance at Dec. 31, 2019	$ 2,090,816	$ 227,949	$ 124,092,191	$ (73,376,872)	$ 1,372,074	$ (433,155)	$ 53,973,003
Balance, shares at Dec. 31, 2019	209,081,533	22,794,872